Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Payables and Accrued Liabilities [Abstract]
Contract liabilities	$ 117,128	$ 74,233
Salaries payables	849,386	923,461
Other payables	434,017	541,635
Other accruals	704,497	1,629,960
Totals	$ 2,105,028	$ 3,169,289